Financial Instruments (Details) - Schedule of Financial Assets, Other than Cash and Short-Term Deposits - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial assets at amortized cost
Trade receivables	£ 18,888	£ 24,475
Contract assets	263	248
Lease deposits	4,356	5,664
Total	23,507	30,387
Current	19,151	24,723
Non-current	£ 4,356	£ 5,664